Leases	12 Months Ended
Mar. 31, 2016
Leases [Abstract]
Leases
11	Leases

(a)	Capital leases

During the year ended March 31, 2014, the Company entered into capital lease obligations amounting of approximately $123,000 for two motor vehicles.  During the year ended March 31, 2015, the Company did not enter into additional capital lease obligations.  During the year ended March 31, 2016, the Company entered into additional capital lease obligations amounting to approximately $116,000 for one motor vehicle.

Future minimum payments under capital leases as of March 31, 2016 with an initial term of more than one year are as follows:

Future minimum payments under capital leases for the years ended March 31,	Principal repayment	Interest payment	Total obligations
	$ in thousands	$ in thousands	$ in thousands

2017	49	5	54
2018\	44	4	48
2019	28	2	30
2020	27	1	28
2021	5	0	5

	153	12	165

(b)	Operating leases

As of March 31, 2016, the Company leases a factory in Shenzhen, two commercial units in Beijing and part of production facilities in Xinxing under rental agreements to third parties.  The Company will need to pay a cancellation fee of approximately $71,000 if the Company decides to terminate all the rental agreements before their expiry.

The Shenzhen factory was rented out to a third party from August 1, 2013 to August 1, 2019.  Part of the production facilities in Xinxing were rented to various third parties up to December 31, 2020.  The expected future rental payments to be received are as follows:

Year ending March 31,	$ in thousands

2017	1,318
2018	1,312
2019	1,312
2020	437

4,379

As of March 31, 2016, the future minimum lease commitment payables in respect of non-cancellable operating leases for two offices in Shenzhen, a staff quarter in Shenzhen and a staff quarter in Xinxing are as follows:

Year ending March 31,	$ in thousands

2017	117
2018	100
2019	18

235

Rental expenses for all operating leases of two office premises in Shenzhen, a staff quarter in Shenzhen and a staff quarter in Xinxing amounted to approximately $51,000, $100,000 and $119,000 for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.